Group Statement of changes in Equity - GBP (£) £ in Millions	Total	held in employee share ownership trusts	Presented In C I E	Share capital £m	Share premium, capital redemption and merger reserves £m	Other reserves £m	Other reserves £m held in employee share ownership trusts	Other reserves £m Presented In C I E	Retained earnings £m	Retained earnings £m held in employee share ownership trusts	In respect of assets held-for-sale £m	Total attributable to owners of parent £m	Total attributable to owners of parent £m held in employee share ownership trusts	Total attributable to owners of parent £m Presented In C I E	Perpetual hybrid bonds £m	Non- controlling interests £m
Balance, beginning at Dec. 31, 2019	£ 64,160			£ 614	£ 26,609	£ (3,555)			£ 40,234			£ 63,902				£ 258
Total comprehensive income for the year, net of tax	3,622					(3,012)			6,486			3,474				148
Profit for the year	6,564					0			6,400			6,400				164
Other comprehensive (expense)/income for the year	(2,942)					(3,012)			86			(2,926)				(16)
Other changes in equity
Cash flow hedges reclassified and reported in total assets			£ (33)			33		£ (33)						£ (33)
Employee share options
value of employee services	88					0			88			88
proceeds from new shares issued	2				2							2
treasury shares used for share option schemes	0				7	0			(7)			0
Dividends and other appropriations
ordinary shares	(4,747)					0			(4,747)			(4,747)
to non-controlling interests	(141)											0				(141)
Purchase of own shares
held in employee share ownership trusts		£ (17)					£ 0			£ (17)			£ (17)
Perpetual hybrid bonds
Other movements – non-controlling interests	17											0				17
Other movements	4					0			4			4
Balance, ending at Dec. 31, 2020	62,955			614	26,618	(6,600)			42,041			62,673			£ 0	282
Total comprehensive income for the year, net of tax	7,796					523			7,099			7,622				174
Profit for the year	6,974					0			6,801			6,801				173
Other comprehensive (expense)/income for the year	822					523			298			821				1
Other changes in equity
Cash flow hedges reclassified and reported in total assets			(45)			(45)		(45)						(45)
Employee share options
value of employee services	76					0			76			76
proceeds from new shares issued					4
treasury shares used for share option schemes	0					0			(4)			0
Dividends and other appropriations
ordinary shares	(4,904)					0			(4,904)			(4,904)
to non-controlling interests	(162)															(162)
Purchase of own shares
held in employee share ownership trusts		(82)					0			(82)			£ (82)
Perpetual hybrid bonds
proceeds, net of issuance fees	1,681											0			1,681
tax on issuance fees	4											0			4
coupons paid	(6)					0			(6)			(6)
tax on coupons paid	1					0			1			1
Non-controlling interests – acquisitions	(5)					0			(5)			(5)
Other movements – non-controlling interests	6											0				6
Other movements	(4)					0			(4)			(4)
Balance, ending at Dec. 31, 2021	67,401			614	26,622	(6,032)			44,212		£ 0	65,416			1,685	300
Total comprehensive income for the year, net of tax	15,553					8,521			6,849			15,370				183
Profit for the year	6,846					0			6,666			6,666				180
Other comprehensive (expense)/income for the year	8,707					8,521			183			8,704				3
Other changes in equity
Cash flow hedges reclassified and reported in total assets			£ (129)			129		£ (129)						£ (129)
Employee share options
value of employee services	81					0			81			81
proceeds from new shares issued	5				5							5
treasury shares used for share option schemes	0				1	0			(1)			0
Dividends and other appropriations
ordinary shares	(4,915)					0			(4,915)			(4,915)
to non-controlling interests	(141)															(141)
Purchase of own shares
held in employee share ownership trusts		£ (80)					£ 0			£ (80)		(80)
share buy-back programme	(2,012)								(2,012)			(2,012)
Perpetual hybrid bonds
coupons paid	(59)					0			(59)			(59)
tax on coupons paid	11					0			11			11
Non-controlling interests – acquisitions	(1)					0			(1)			(1)
Reclassification of equity in respect of assets classified as held-for-sale	0					295					(295)	0
Other movements	(4)					0			(4)			(4)
Balance, ending at Dec. 31, 2022	£ 75,710			£ 614	£ 26,628	£ 2,655			£ 44,081		£ (295)	£ 73,683			£ 1,685	£ 342